UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Item 1. Report to Shareholders

U.S. Bond Enhanced Index Fund	April 30, 2016

The views and opinions in this report were current as of April 30, 2016. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

Most sectors of the U.S. bond market generated solidly positive returns for the six-month period. In December, the Federal Reserve increased interest rates for the first time since 2006, raising the federal funds rate by 25 basis points. After that change, the Fed held interest rates steady through the end of the six-month period, citing turbulent global financial markets. The U.S. employment market stayed healthy, but first-quarter 2016 economic growth was disappointing. The U.S. Treasury yield curve continued to flatten over the course of the reporting period as short-term yields increased while longer-maturity yields decreased.

Your fund returned 2.73% for the six months through April 30, 2016, slightly underperforming the Barclays U.S. Aggregate Bond Index, as shown in the Performance Comparison table. Security selection in the investment-grade corporate bond allocation accounted for the underperformance. The fund’s net asset value (NAV) increased to $11.17 from $11.04 over the past six months, while dividends totaled $0.16.

ECONOMY AND INTEREST RATES

In December, the Federal Reserve increased interest rates for the first time since 2006, raising the federal funds rate by 25 basis points. The U.S. employment market stayed healthy through the reporting period as the unemployment rate reached an eight-year low of 4.9% in January and February before ticking up slightly in March as more people reentered the labor force to search for jobs. However, first-quarter 2016 U.S. gross domestic product (GDP) growth was disappointing, with the latest available estimate showing that the economy expanded at an annualized rate of only 0.5% as consumers remained reluctant to spend. Inflation stayed stubbornly low, although oil prices rallied sharply to over $45 per barrel at the end of the reporting period after falling below $27 in January. After its initial rate hike in December, the Fed held interest rates steady through the end of April, citing turbulent global financial markets.

The U.S. Treasury yield curve continued to flatten over the course of the reporting period as short-term yields increased while longer-maturity yields decreased. Fed rate hikes affect the prices of short-maturity debt more than longer-term bonds. (Bond prices and yields move in opposite directions.) The yield on the six-month Treasury bill climbed to 0.40% at the end of April from 0.23% at the beginning of the reporting period. On the other hand, the 30-year Treasury bond’s yield decreased to 2.66% from 2.93% at the start of November 2015. Yields on many other high-quality developed markets sovereign debt, including some German and Japanese government bonds, decreased into negative territory, boosting demand for relatively high-yielding U.S. Treasuries.

BOND MARKET NEWS

Most sectors of the U.S. bond market generated solidly positive returns for the six-month period. Long-term Treasuries benefited most from the rally and produced attractive returns. Corporate bonds also performed well over the course of the reporting period despite selling pressure at the beginning of 2016, with investment-grade corporates outperforming high yield bonds. Bonds from energy-related issuers account for a large percentage of the noninvestment-grade bond market and lost more ground in the early-year rout; the rebound in oil prices and in investor sentiment toward asset classes with more credit risk helped support the corporate bond market near the end of the reporting period. Mortgage- and asset-backed securities produced more modest returns.

When Less Is Really More

Despite low nominal yields, municipal bonds remain attractive for investors facing high income taxes. The interest income from a tax-free municipal bond is exempt from federal income taxes.* In addition, most states and cities do not tax income earned on their own bonds for their residents. A municipal bond could, therefore, be triple-tax-free—exempt from federal, state, and local taxes. Tax-free municipal bond income is also exempt from a net investment income tax that took effect in 2013, in which a 3.8% tax is imposed on the lesser of your total net investment income or your modified adjusted gross income in excess of $250,000 (for married couples filing jointly) or $200,000 for single individuals.

Even though munis typically pay less than taxable issues, investors in the highest tax brackets are likely to realize higher after-tax, bottom-line results from tax-exempt securities. As you can see in the table below, an investor in the 33% federal tax bracket would need to purchase a taxable security yielding 7.5% to match the after-tax return of a municipal security yielding 5.0%.

Factoring in state and local income tax rates—which, of course, will vary widely—makes calculating the taxable-equivalent yield more complicated. However, the taxable-equivalent yields listed in the table would be even higher. This underscores the advantage of tax-free income provided by municipal securities.

Tax-Exempt Yields and Taxable-Equivalent Yields

Tax-Exempt Yields	Taxable-Equivalent Yields — Your Federal Marginal Tax Bracket					
	25.0%	28.0%	33.0%	36.8%**	38.8%**	43.4%**
1.0%	1.3%	1.4%	1.5%	1.6%	1.6%	1.8%
1.5	2.0	2.1	2.2	2.4	2.5	2.7
2.0	2.7	2.8	3.0	3.2	3.3	3.5
2.5	3.3	3.5	3.7	4.0	4.1	4.4
3.0	4.0	4.2	4.5	4.8	4.9	5.3
3.5	4.7	4.9	5.2	5.5	5.7	6.2
4.0	5.3	5.6	6.0	6.3	6.5	7.1
4.5	6.0	6.3	6.7	7.1	7.4	8.0
5.0	6.7	6.9	7.5	7.9	8.2	8.8

* Some municipal bond income may be subject to the federal alternative minimum tax (AMT).

** These federal marginal tax brackets include an additional 3.8% net investment income tax.

Note: When comparing yields in this manner, make sure to compare securities or mutual funds of similar credit quality and maturity or the comparison will not be valid. This chart is for illustrative purposes only and does not represent the performance of any specific security.

PORTFOLIO REVIEW

The fund is designed for investors who want to benefit from broad exposure to investment-grade bonds. Its objective is to closely track the performance of the Barclays U.S. Aggregate Bond Index after fees, but we attempt to compensate for fund expenses by seeking modest additional returns through small variations in sector weightings. To a lesser extent, typically, we also employ what is referred to as curve positioning or duration management—adjustments in the mix of maturities of our holdings based on our view on the direction of interest rates.

Overweight exposure to bonds from several commodity-related issuers within the portfolio’s allocation to investment-grade corporate bonds weighed on relative performance and accounted for the fund’s underperformance. Despite the rebound in commodities prices in the latter part of the reporting period, general price volatility in corporate bonds in energy-related sectors dragged down their returns. However, on the positive side, security selection within our allocation to Build America Bonds, which are taxable municipal debt, contributed to relative returns.

What Rising Rates Mean for Bonds

After benefiting from a prolonged period of falling interest rates, many bond investors are concerned that a new era of rising rates is at hand. Whether this is so is far from certain—rates have defied the expectations of many by remaining low even as the economy has improved, and they may stay below long-term averages for some time to come. Nevertheless, investors should be aware of the risks of investing in bonds, including the risk that interest rates will increase and weigh on bond prices.

Importantly, investors also need to understand that not all bonds or bond funds respond uniformly in such an environment. In particular, the duration of a bond or bond fund, which is tied in part to its maturity, provides important information about how the asset will perform when rates change. Also, some bond sectors and bonds of varying quality are better insulated from rate changes and may even perform well as rates rise.

A bond fund's weighted average effective duration (shown in the Portfolio Characteristics exhibit) is the most precise indicator of how the fund will respond to rising rates. If a bond fund has a duration of 5.3 years, for example, the fund's net asset value (NAV) would be expected to fall about 5.3% in value for every one-percentage-point rise in rates. Even this is only part of the picture, however—rising rates will also generally mean higher dividends per share as the fund invests in new, higher-yielding bonds. As a result, the fund's total return (change in NAV plus dividend income) is unlikely to fall as steeply as the duration indicates.

Generally, bond funds with a shorter weighted average maturity—in other words, those with holdings that come due sooner—have lower durations and should fare better than funds with longer average maturities when rates rise. This is because investors in the bonds will not be locked into lower yields, or coupon payments, for long. When shareholders are returned their principal, they can reinvest at a higher yield. Indeed, for investors in a bond fund with a low duration and weighted average maturity, higher rates can mean an increase in income potential.

Some fixed income sectors offer an added degree of protection from rising rates. Floating rate funds invest in bank loans where the interest rate on the loan is periodically reset, meaning that investors face very little interest rate risk. However, the bank loans usually have a credit profile that is below investment quality, which means these investments may have greater exposure to default risk than investment-grade bonds. Mortgage-backed securities typically fare better than other bonds of similar maturity when rates rise modestly, as fewer homeowners will refinance and pay off their loans early.

In addition, lower-quality bonds with a price that is highly sensitive to the issuer's credit rating (shown in the Quality Diversification exhibit) may perform better as rates increase. Rising rates often accompany a strengthening economy, which can lead to credit upgrades for lower-rated issuers. Also, the higher yields offered by lower-quality bonds provide an additional cushion to total return if bond prices fall as interest rates increase. However, lower-quality bonds are generally exposed to greater credit risk than other bonds because the securities carry a higher risk of default.

The portfolio’s duration was slightly longer than the duration of the benchmark, which benefited relative performance as intermediate- and long-term Treasury yields decreased. We favor this long-duration positioning to add incremental yield as well as to hedge some of the portfolio’s credit risk. The fund is underweight shorter maturities and overweight intermediate- and longer-term bonds because we anticipate that the yield curve will continue to flatten as Fed rate increases push short-maturity yields higher.

The portfolio remained overweight investment-grade corporate bonds, where credit spreads are attractive relative to other sectors with credit risk. We are also overweight asset-backed securities, which offer strong ties to increasing consumer spending in the improving U.S. economy. We continue to favor commercial mortgage-backed securities (CMBS) as real estate fundamentals improve. Credit spreads on CMBS have reached their widest levels in over two years.

The prospect of rising interest rates has triggered concerns that some investors could change course and redeploy their assets into other areas of the market, pressuring fixed income sectors with limited liquidity. Net outflows during periods of rising rates are not new; indeed, such was the case in 1994 and 2000 when rates turned up. The market was smaller than it is today, however, thanks to recent inflows.

Because of this evolving environment, T. Rowe Price is taking steps to ensure that our funds function smoothly during transitional periods as the Fed makes policy changes that are likely to affect the direction of interest rates. These steps include assessing the liquidity of our portfolios, conducting stress tests that take various market scenarios into consideration, evaluating risk management strategies to determine appropriate actions, and taking other measures to ensure the continued smooth operation of our portfolios. In our view, we do not believe that your fund will be adversely affected by the conditions we have just mentioned, but we want to inform our shareholders that we are aware of the changing market environment and are monitoring it closely.

OUTLOOK

Although U.S. economic growth was disappointingly slow in the first quarter of 2016, we anticipate that consumer spending will pick up and help drive GDP growth for the full year to about 2%. The ongoing improvement in the housing market and increasing government spending should also help support economic growth, more than offsetting a contraction in exports. Inflation should finally begin to rise from its low levels of 2015 and early 2016, and we are starting to see signs of upward pressure on wages as the labor market steadily generates more jobs.

We continue to think that the pace of Fed rate hikes will be measured and gradual relative to historical cycles of monetary policy tightening. With the Fed likely to act cautiously, the transition to higher rates may not be as painful as some fear. Short-term yields are likely to feel the most upward pressure as the market prices in the timing and pace of monetary tightening. At the long-term end of the yield curve, the presence of large institutional buyers and the attractive valuations of U.S. Treasuries relative to other developed markets sovereign debt could temper a rise in yields.

In this volatile, changing fixed income environment, we will continue to prudently apply some active management techniques to try to generate incremental gains relative to the passive benchmark index. Our analysts continue to find select opportunities for risk-adjusted returns within their areas of focus. As always, in-depth research and careful risk management remain integral to our investment process.

Respectfully submitted,

Robert M. Larkins
President of the fund and chairman of its Investment Advisory Committee

May 18, 2016

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN FIXED INCOME SECURITIES

Funds that invest in fixed income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments. Mortgage-backed securities are subject to prepayment risk (particularly if falling rates lead to heavy refinancing activity) and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

GLOSSARY

Barclays U.S. Aggregate Bond Index: An unmanaged index that tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

Basis point: Equivalent to 0.01 percentage points.

Commercial mortgage-backed securities (CMBS): Bonds backed by loans on commercial rather than residential properties.

Credit spread: The additional yield that investors demand to hold a bond with credit risk compared with a Treasury security with a comparable maturity date.

Gross domestic product (GDP): The total market value of all goods and services produced in a country.

Duration: A measure of a bond fund’s sensitivity to changes in interest rates. For example, a fund with a duration of five years would fall about 5% in price in response to a one-percentage-point rise in interest rates, and vice versa.

Federal funds rate (or target rate): The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The Federal Reserve sets a target federal funds rate to affect the direction of interest rates.

SEC yield (30 day): A method of calculating a fund’s yield that assumes all portfolio securities are held until maturity. Yield will vary and is not guaranteed.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights For a share outstanding throughout each period

	6 Months Ended 4/30/16	Year Ended 10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
NET ASSET VALUE						
Beginning of period	$ 11.04	$ 11.18	$ 11.09	$ 11.76	$ 11.53	$ 11.38
Investment activities						
Net investment income(1)	0.15	0.28	0.29	0.27	0.29	0.35
Net realized and unrealized gain / loss	0.15	(0.09)	0.19	(0.44)	0.32	0.18
Total from investment activities	0.30	0.19	0.48	(0.17)	0.61	0.53
Distributions						
Net investment income	(0.16)	(0.31)	(0.32)	(0.33)	(0.34)	(0.38)
Net realized gain	(0.01)	(0.02)	(0.07)	(0.17)	(0.04)	–
Total distributions	(0.17)	(0.33)	(0.39)	(0.50)	(0.38)	(0.38)
NET ASSET VALUE						
End of period	**$ 11.17**	**$ 11.04**	**$ 11.18**	**$ 11.09**	**$ 11.76**	**$ 11.53**
Ratios/Supplemental Data						
Total return(2)	**2.73%**	**1.72%**	**4.46%**	**(1.45)%**	**5.42%**	**4.83%**
Ratio of total expenses to average net assets	0.30%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.69%(3)	2.55%	2.59%	2.34%	2.52%	3.05%
Portfolio turnover rate	45.5%(4)	122.0%(4)	74.0%(4)	75.0%(4)	131.7%(4)	112.8%(4)
Portfolio turnover rate excluding mortgage dollar roll transactions	19.6%	54.3%	37.9%	35.4%	102.7%	96.6%
Net assets, end of period (in millions)	$ 637	$ 593	$ 630	$ 556	$ 865	$ 1,189

(1) Per share amounts calculated using average shares outstanding method.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees. Total return is not annualized for periods less than one year.

(3) Annualized

(4) The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions (see Note 3).

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

	Par/Shares	$ Value
CORPORATE BONDS 32.5%		
FINANCIAL INSTITUTIONS 12.8%		
Banking 7.9%		
Abbey National Treasury Services, 1.375%, 3/13/17	550	551
ABN AMRO Bank, 4.75%, 7/28/25 (1)	390	397
American Express, 8.125%, 5/20/19	590	695
Banc One, 7.625%, 10/15/26	4	5
Bank of America, 3.50%, 4/19/26	600	607
Bank of America, 3.75%, 7/12/16 (2)	560	563
Bank of America, 4.00%, 1/22/25 (2)	650	649
Bank of America, 4.125%, 1/22/24	600	636
Bank of America, 4.20%, 8/26/24	290	295
Bank of America, 6.00%, 10/15/36	300	372
Bank of New York Mellon, 5.45%, 5/15/19	340	378
Bank of Nova Scotia, 2.55%, 1/12/17	950	961
Bank of Tokyo-Mitsubishi, 1.20%, 3/10/17 (1)	650	649
Bank of Tokyo-Mitsubishi, 1.45%, 9/8/17 (1)	750	749
Banque Federale Credit Mutuel, 2.50%, 10/29/18 (1)	600	609
BB&T, 2.25%, 2/1/19 (2)	550	559
BB&T, 5.25%, 11/1/19	200	218
BNP Paribas, 1.375%, 3/17/17	735	737
BPCE, 4.50%, 3/15/25 (1)	400	393
BPCE, 4.875%, 4/1/26 (1)	1,100	1,109
BPCE, 5.70%, 10/22/23 (1)(2)	850	906
Capital One National Association, 1.50%, 9/5/17	850	848
Citigroup, 1.80%, 2/5/18	410	410
Citigroup, 2.15%, 7/30/18	1,800	1,813
Citigroup, 4.45%, 9/29/27	885	903
Citigroup, 5.875%, 1/30/42 (2)	450	559
Citizens Bank, 2.30%, 12/3/18	890	897

Citizens Bank, 2.50%, 3/14/19	440	445
Commonwealth Bank of Australia, 1.125%, 3/13/17 (2)	600	601
Commonwealth Bank of Australia, 4.50%, 12/9/25 (1)(2)	800	820
Commonwealth Bank of Australia, 5.00%, 10/15/19 (1)	425	464
Countrywide Financial, 6.25%, 5/15/16	86	86
Credit Suisse New York, 1.375%, 5/26/17	900	900
Discover Financial Services, 3.75%, 3/4/25	1,440	1,427
Discover Financial Services, 10.25%, 7/15/19	550	654
Goldman Sachs, 2.625%, 1/31/19 (2)	550	561
Goldman Sachs, 3.50%, 1/23/25 (2)	750	758
Goldman Sachs, 4.25%, 10/21/25	795	810
Goldman Sachs, 5.15%, 5/22/45	485	496
Goldman Sachs, 6.15%, 4/1/18	775	838
Goldman Sachs, 6.75%, 10/1/37	455	551
HSBC Bank, 1.50%, 5/15/18 (1)(2)	800	798
HSBC Bank USA, 5.875%, 11/1/34	550	652
Intesa Sanpaolo, 5.017%, 6/26/24 (1)	570	537
JPMorgan Chase, 1.35%, 2/15/17	600	602
JPMorgan Chase, 2.75%, 6/23/20	1,000	1,023
JPMorgan Chase, 3.15%, 7/5/16	500	502
JPMorgan Chase, 3.375%, 5/1/23 (2)	595	600
JPMorgan Chase, 4.625%, 5/10/21 (2)	900	994
JPMorgan Chase, 6.30%, 4/23/19	295	333
KeyCorp, 2.90%, 9/15/20	1,220	1,248
Macquarie Bank Limited, 1.65%, 3/24/17 (1)	700	703
Manufacturers & Traders Trust, 1.25%, 1/30/17	620	621
Merrill Lynch, 6.875%, 4/25/18	200	219
Merrill Lynch, 6.875%, 11/15/18 (2)	65	73
Merrill Lynch, 7.75%, 5/14/38 (2)	150	209

Morgan Stanley, 2.375%, 7/23/19 (2)	450	456
Morgan Stanley, 4.30%, 1/27/45 (2)	750	758
Morgan Stanley, 5.00%, 11/24/25	655	713
Morgan Stanley, 6.25%, 8/9/26	175	214
Nationwide Building Society, 2.35%, 1/21/20 (1)(2)	500	503
Nordea Bank, 4.875%, 5/13/21 (1)	800	869
PNC Bank, 4.875%, 9/21/17	250	261
PNC Funding, 6.70%, 6/10/19	300	342
Regions Bank, 2.25%, 9/14/18	905	908
Royal Bank of Canada, 2.15%, 3/15/19 (2)	650	660
Santander Bank, 2.00%, 1/12/18	850	847
Santander U.K., 5.00%, 11/7/23 (1)	200	208
Standard Chartered, 1.50%, 9/8/17 (1)	1,000	994
State Street, 3.10%, 5/15/23	265	272
Sumitomo Mitsui Banking, 1.95%, 7/23/18 (2)	900	904
SunTrust Bank, 1.35%, 2/15/17	700	701
Toronto-Dominion Bank, 2.50%, 12/14/20	890	908
U.S. Bancorp, 2.20%, 11/15/16	600	604
UBS Group Funding, 2.95%, 9/24/20 (1)(2)	450	454
UBS Group Funding, 3.00%, 4/15/21 (1)	1,200	1,204
Wachovia, 5.50%, 8/1/35 (2)	250	282
Wachovia, 5.75%, 2/1/18 (2)	630	677
Wells Fargo, 2.10%, 5/8/17	500	505
		50,237
Brokerage Asset Managers Exchanges 0.3%		
Ameriprise Financial, 7.30%, 6/28/19	665	772
Intercontinental Exchange, 2.50%, 10/15/18 (2)	170	174
Intercontinental Exchange, 2.75%, 12/1/20 (2)	475	489

Jefferies Group, 6.25%, 1/15/36	200	194
		1,629
Finance Companies 0.5%		
GATX, 2.60%, 3/30/20 (2)	95	94
GATX, 4.85%, 6/1/21 (2)	650	694
GE Capital International Funding, 2.342%, 11/15/20 (1)(2)	1,029	1,053
GE Capital International Funding, 4.418%, 11/15/35 (1)(2)	1,304	1,422
		3,263
Insurance 3.0%		
ACE INA Holdings, 3.35%, 5/15/24	550	580
ACE INA Holdings, 5.70%, 2/15/17	150	156
ACE INA Holdings, 5.90%, 6/15/19	150	169
Aetna, 2.20%, 3/15/19 (2)	280	283
AIA Group, 2.25%, 3/11/19 (1)	200	201
AIA Group, 3.20%, 3/11/25 (1)	510	511
Allstate, 6.125%, 12/15/32	150	184
American International Group, 2.30%, 7/16/19	540	547
American International Group, 3.875%, 1/15/35 (2)	425	394
Anthem, 4.65%, 1/15/43	460	476
AON, 2.80%, 3/15/21	965	974
AON, 3.875%, 12/15/25	405	416
Berkshire Hathaway, 2.75%, 3/15/23	1,225	1,262
CNA Financial, 3.95%, 5/15/24	140	140
CNA Financial, 5.875%, 8/15/20	600	671
First American Financial, 4.60%, 11/15/24 (2)	390	396
Humana, 2.625%, 10/1/19 (2)	935	957
Lender Process Services, 5.75%, 4/15/23 (2)	410	429
Liberty Mutual Group, 4.85%, 8/1/44 (1)	700	675

Markel, 7.125%, 9/30/19	425	490
Marsh & McLennan, 2.35%, 9/10/19	700	707
Marsh & McLennan, 3.30%, 3/14/23	210	214
Marsh & McLennan, 3.50%, 6/3/24	320	328
MassMutual Global Funding II, 2.35%, 4/9/19 (1)	900	920
New York Life Global Funding, 2.45%, 7/14/16 (1)	850	853
Principal Financial Group, 3.40%, 5/15/25	1,215	1,208
Principal Financial Group, 8.875%, 5/15/19	225	267
Principal Life Global Funding II, 1.125%, 2/24/17 (1)	700	700
Prudential Financial, 3.00%, 5/12/16 (2)	400	400
Prudential Financial, 5.40%, 6/13/35	375	412
Reinsurance Group of America, 5.00%, 6/1/21	905	982
The Travelers Companies, 6.25%, 6/15/37	225	302
Trinity Acquisition, 3.50%, 9/15/21	175	178
UnitedHealth Group, 1.875%, 11/15/16 (2)	220	221
UnitedHealth Group, 3.75%, 7/15/25 (2)	400	433
UnitedHealth Group, 4.75%, 7/15/45	900	1,043
UNUM Group, 5.625%, 9/15/20	150	166
		19,245
Real Estate Investment Trusts 1.1%		
American Campus Communities, 4.125%, 7/1/24	540	560
AvalonBay Communities, 5.70%, 3/15/17	300	311
AvalonBay Communities, 5.75%, 9/15/16	110	112
Boston Properties, 3.125%, 9/1/23	900	914
Brixmor Operating Partnership, 3.875%, 8/15/22	595	602
Camden Property Trust, 4.625%, 6/15/21	1,000	1,096
DDR, 3.50%, 1/15/21	530	541
DDR, 4.25%, 2/1/26 (2)	545	558
Federal Realty Investment Trust, 2.75%, 6/1/23	1,000	992

Kilroy Realty, 4.375%, 10/1/25	335	353
Regency Centers, 5.875%, 6/15/17	394	412
Simon Property Group, 10.35%, 4/1/19 (2)	100	123
Ventas Realty, 2.00%, 2/15/18	375	376
WEA Finance, 3.25%, 10/5/20 (1)(2)	380	390
		7,340
Total Financial Institutions		81,714

INDUSTRIAL 17.6%

Basic Industry 1.0%

Carpenter Technology, 5.20%, 7/15/21	800	791
Celulosa Arauco y Constitucion, 4.50%, 8/1/24	685	709
Du Pont de Nemours, 5.25%, 12/15/16 (2)	276	283
Fresnillo, 5.50%, 11/13/23 (1)	300	320
GoldCorp, 2.125%, 3/15/18	575	566
GoldCorp, 3.625%, 6/9/21	595	603
Packaging Corporation of America, 3.65%, 9/15/24	370	372
Packaging Corporation of America, 4.50%, 11/1/23 (2)	185	197
Solvay Finance, 3.40%, 12/3/20 (1)	770	796
Southern Copper, 5.875%, 4/23/45	790	727
West Fraser Timber, 4.35%, 10/15/24 (1)	1,145	1,102
		6,466

Capital Goods 1.3%

Danaher, 2.40%, 9/15/20	505	522
GE Capital, 2.20%, 1/9/20	178	183
GE Capital, 4.65%, 10/17/21	86	98
GE Capital, 5.50%, 1/8/20	115	131
GE Capital, 6.75%, 3/15/32 (2)	378	525
Harris, 3.832%, 4/27/25	295	307

Holcim, 6.00%, 12/30/19 (1)	500	553
John Deere Capital, 5.50%, 4/13/17	1,000	1,044
Lockheed Martin, 3.60%, 3/1/35	240	241
Lockheed Martin, 4.07%, 12/15/42	184	192
Lockheed Martin, 4.70%, 5/15/46 (2)	1,375	1,579
Northrop Grumman, 3.85%, 4/15/45 (2)	800	810
Raytheon, 7.20%, 8/15/27	200	278
Republic Services, 3.80%, 5/15/18	600	628
Republic Services, 5.50%, 9/15/19	240	265
Roper Industries, 6.25%, 9/1/19	750	844
Roper Technologies, 3.00%, 12/15/20	295	304
		8,504
Communications 3.3%		
21st Century Fox America, 3.70%, 10/15/25 (2)	285	305
21st Century Fox America, 6.15%, 3/1/37 (2)	515	630
21st Century Fox America, 7.25%, 5/18/18	150	167
America Movil, 5.625%, 11/15/17	100	106
America Movil, 6.375%, 3/1/35	300	365
AT&T, 1.60%, 2/15/17	600	602
AT&T, 3.00%, 6/30/22 (2)	955	970
British Sky Broadcasting Group, 2.625%, 9/16/19 (1)	200	200
British Sky Broadcasting Group, 6.10%, 2/15/18 (1)	300	323
CC Holdings, 3.849%, 4/15/23	410	432
Charter Communications Operating, 4.464%, 7/23/22 (1)	1,200	1,276
Cox Communications, 6.25%, 6/1/18 (1)	500	535
Crown Castle International, 3.40%, 2/15/21	265	274
Crown Castle International, 3.70%, 6/15/26	700	708
Crown Castle Towers, 3.222%, 5/15/22 (1)	25	25
Crown Castle Towers, 3.663%, 5/15/45 (1)	195	198

Crown Castle Towers, 6.113%, 1/15/40 (1)	50	55
Electronic Arts, 3.70%, 3/1/21	205	215
Grain Spectrum Funding, 4.00%, 10/10/18 (1)	850	853
Interpublic Group of Companies, 4.20%, 4/15/24	820	859
Omnicom Group, 3.60%, 4/15/26	695	723
Omnicom Group, 3.625%, 5/1/22	760	804
Omnicom Group, 3.65%, 11/1/24	460	486
Rogers Communications, 3.625%, 12/15/25	335	355
SBA Tower Trust, 2.898%, 10/15/44 (1)	855	858
SBA Tower Trust, 3.598%, 4/15/43 (1)	710	709
Sirius XM Radio, 5.25%, 8/15/22 (1)	675	710
Thomson Reuters, 1.30%, 2/23/17	270	270
Time Warner Cable, 4.00%, 9/1/21 (2)	100	106
Time Warner Cable, 5.00%, 2/1/20 (2)	240	262
Time Warner Cable, 6.55%, 5/1/37	290	334
Time Warner Cable, 6.75%, 7/1/18 (2)	155	172
Time Warner Cable, 6.75%, 6/15/39	275	325
Time Warner Cable, 8.25%, 4/1/19	305	358
Time Warner Cable, 8.75%, 2/14/19 (2)	55	65
Time Warner Companies, 4.70%, 1/15/21 (2)	775	860
Verizon Communications, 2.625%, 2/21/20	858	885
Verizon Communications, 4.862%, 8/21/46	1,310	1,394
Verizon Communications, 5.15%, 9/15/23	550	632
WPP Finance 2010, 3.75%, 9/19/24	1,350	1,395
		20,801
Consumer Cyclical 3.3%		
Amazon.com, 3.80%, 12/5/24	1,000	1,099
AutoZone, 3.125%, 4/21/26	445	449
Brinker International, 2.60%, 5/15/18	105	106

Costco Wholesale, 5.50%, 3/15/17 (2)	200	208
CVS Caremark, 5.125%, 7/20/45	925	1,082
Delphi, 4.15%, 3/15/24	365	383
Delphi Automotive, 3.15%, 11/19/20	920	936
Expedia, 5.00%, 2/15/26 (1)	1,800	1,834
Ford Motor Credit, 1.70%, 5/9/16	850	850
Ford Motor Credit, 2.24%, 6/15/18	600	604
Ford Motor Credit, 2.551%, 10/5/18 (2)	870	883
General Motors, 4.00%, 4/1/25	1,090	1,104
General Motors Financial, 3.10%, 1/15/19 (2)	750	767
General Motors Financial, 3.15%, 1/15/20	520	529
Hyatt Hotels, 3.375%, 7/15/23	185	184
Hyundai Capital America, 2.55%, 2/6/19 (1)(2)	580	586
Hyundai Capital Services, 3.50%, 9/13/17 (1)	605	619
JD.com, 3.875%, 4/29/26	1,280	1,216
McDonald's, 5.30%, 3/15/17	125	130
Nissan Motor Acceptance, 1.95%, 9/12/17 (1)	700	705
O'Reilly Automotive, 3.55%, 3/15/26 (2)	355	369
O'Reilly Automotive, 4.875%, 1/14/21	700	763
PACCAR Financial, 0.75%, 5/16/16	1,000	1,000
Priceline Group, 3.65%, 3/15/25	810	829
QVC, 4.375%, 3/15/23	375	374
QVC, 4.45%, 2/15/25	70	69
QVC, 4.85%, 4/1/24	840	848
Toyota Motor Credit, 2.05%, 1/12/17	910	918
Wal-Mart Stores, 5.25%, 9/1/35	450	564
Walgreens Boots Alliance, 1.75%, 11/17/17	180	181
Wesfarmers, 2.983%, 5/18/16 (1)	560	560
		20,749

Consumer Non-Cyclical 3.7%		
AbbVie, 4.50%, 5/14/35	1,215	1,262
Actavis Funding, 3.45%, 3/15/22	1,565	1,603
Agilent Technologies, 3.875%, 7/15/23	920	955
Altria Group, 4.75%, 5/5/21	1,000	1,133
AmerisourceBergen, 4.875%, 11/15/19	760	834
Amgen, 5.75%, 3/15/40	900	1,086
Anheuser-Busch InBev Finance, 3.65%, 2/1/26 (2)	1,235	1,300
Baxalta, 2.00%, 6/22/18 (1)	160	160
Bestfoods, 6.625%, 4/15/28	5	7
Biogen, 3.625%, 9/15/22	530	562
Bunge Finance, 5.90%, 4/1/17	200	208
Bunge Limited Finance, 3.50%, 11/24/20 (2)	410	421
Bunge Limited Finance, 8.50%, 6/15/19 (2)	265	308
Catholic Health Initiatives, 1.60%, 11/1/17	65	65
Celgene, 1.90%, 8/15/17 (2)	1,000	1,008
Celgene, 3.55%, 8/15/22	905	948
Gilead Sciences, 3.25%, 9/1/22	600	635
Heinz, 2.80%, 7/2/20 (1)	1,245	1,282
Imperial Tobacco Finance, 2.05%, 7/20/18 (1)	430	433
Kaiser Permanente, 3.50%, 4/1/22	445	464
Kroger, 1.20%, 10/17/16	175	175
Kroger, 4.00%, 2/1/24 (2)	500	545
McKesson, 1.292%, 3/10/17	385	386
Mead Johnson Nutrition, 4.125%, 11/15/25	105	112
Mead Johnson Nutrition, 4.60%, 6/1/44	250	250
Memorial Sloan Kettering Cancer Center, 4.20%, 7/1/55	600	628
Newell Rubbermaid, 3.90%, 11/1/25	290	294
Newell Rubbermaid, 5.375%, 4/1/36	1,245	1,361

Partners Healthcare System, 3.443%, 7/1/21	700	740
PepsiCo, 7.90%, 11/1/18 (2)	43	50
Perrigo Finance, 4.375%, 3/15/26 (2)	1,220	1,262
Reynolds American, 2.30%, 6/12/18 (2)	670	683
SABMiller, 6.50%, 7/15/18 (1)	150	166
SABMiller Holdings, 2.45%, 1/15/17 (1)	600	606
Thermo Fisher Scientific, 2.15%, 12/14/18	1,200	1,209
Thermo Fisher Scientific, 2.40%, 2/1/19	75	76
Tyson Foods, 2.65%, 8/15/19	305	314
		23,531
Energy 2.2%		
Boardwalk Pipelines, 4.95%, 12/15/24	360	335
BP Capital Markets, 4.75%, 3/10/19 (2)	475	514
Buckeye Partners, 6.05%, 1/15/18 (2)	140	148
Cameron International, 1.40%, 6/15/17	455	453
Canadian Natural Resources, 1.75%, 1/15/18	215	211
Canadian Natural Resources, 3.45%, 11/15/21 (2)	400	389
Columbia Pipeline Group, 3.30%, 6/1/20 (1)	640	648
ConocoPhillips, 5.90%, 10/15/32	750	851
DCP Midstream, 4.75%, 9/30/21 (1)	710	646
Devon Energy, 3.25%, 5/15/22 (2)	171	155
Enbridge Energy Partners, 5.20%, 3/15/20 (2)	225	232
Enbridge Energy Partners, 5.50%, 9/15/40	165	146
Energy Transfer Partners, 6.50%, 2/1/42	500	483
EnLink Midstream Partners, 2.70%, 4/1/19	100	92
Enterprise Products Operations, 3.95%, 2/15/27 (2)	215	223
Enterprise Products Operations, 5.10%, 2/15/45	550	577
Enterprise Products Operations, 7.55%, 4/15/38	350	431
EOG Resources, 6.875%, 10/1/18	350	389

EQT Midstream Partners, 4.00%, 8/1/24	900	802
Florida Gas Transmission, 3.875%, 7/15/22 (1)	435	433
Kinder Morgan, 2.00%, 12/1/17 (2)	265	262
Magellan Midstream Partners, 4.25%, 2/1/21	325	347
Magellan Midstream Partners, 6.55%, 7/15/19 (2)	85	95
Marathon Oil, 6.00%, 10/1/17	250	260
Marathon Oil, 6.60%, 10/1/37 (2)	90	86
Nabors Industries, 5.00%, 9/15/20	400	378
Phillips 66, 2.95%, 5/1/17 (2)	785	800
Plains All American Pipeline, 5.75%, 1/15/20	450	474
Rowan Companies, 5.00%, 9/1/17	920	922
Southeast Supply Header, 4.25%, 6/15/24 (1)	405	377
Spectra Energy Capital, 5.65%, 3/1/20	100	105
Suncor Energy, 6.10%, 6/1/18	225	241
Valero Energy, 6.125%, 6/15/17 (2)	200	209
Valero Energy, 9.375%, 3/15/19	435	515
Weatherford International, 9.625%, 3/1/19 (2)	300	314
Williams Partners, 4.125%, 11/15/20 (2)	140	132
Williams Partners, 5.25%, 3/15/20 (2)	600	599
		14,274
Industrial Other 0.3%		
Alfa, 5.25%, 3/25/24 (1)	200	213
Harvard University, Presidents & Fellows, 3.619%, 10/1/37	385	394
Hutchinson Whampoa Finance, 1.625%, 10/31/17 (1)	1,100	1,101
		1,708
Technology 1.0%		
Arrow Electronics, 4.00%, 4/1/25	305	305
Avnet Electronic, 4.625%, 4/15/26	1,440	1,474

Baidu, 2.75%, 6/9/19	635	646
Fidelity National Information Services, 1.45%, 6/5/17	140	140
HP Enterprise, 2.45%, 10/5/17 (1)	1,520	1,537
IBM, 8.375%, 11/1/19 (2)	100	123
Keysight Technologies, 3.30%, 10/30/19	1,200	1,207
Tencent Holdings, 3.375%, 5/2/19 (1)	830	859
Xerox, 2.95%, 3/15/17 (2)	175	177
		6,468
Transportation 1.5%		
American Airlines, 3.70%, 4/1/28	799	816
American Airlines, 5.25%, 7/15/25	1,275	1,310
Burlington Northern Santa Fe, 4.70%, 10/1/19 (2)	525	582
Burlington Northern Santa Fe, 5.65%, 5/1/17	90	94
Burlington Northern Santa Fe, 6.15%, 5/1/37	100	130
Canadian National Railway, 6.25%, 8/1/34	95	126
Canadian Pacific Railroad, 7.25%, 5/15/19	125	143
Continental Airlines, 4.75%, 7/12/22	158	167
Delta Air Lines, 7.75%, 6/17/21	458	516
Delta Air Lines, ETC, 4.95%, 5/23/19	122	128
ERAC USA Finance, 4.50%, 8/16/21 (1)	320	349
ERAC USA Finance, 4.50%, 2/15/45 (1)(2)	260	263
ERAC USA Finance, 5.25%, 10/1/20 (1)	375	416
Heathrow Funding, 4.875%, 7/15/23 (1)	1,120	1,213
HPHT Finance 15, 2.25%, 3/17/18 (1)	457	458
J.B. Hunt Transportation Services, 2.40%, 3/15/19	120	120
Kansas City Southern, 3.00%, 5/15/23 (1)	340	332
Norfolk Southern, 5.59%, 5/17/25	48	58
Norfolk Southern, 7.25%, 2/15/31	52	72
Norfolk Southern, 7.70%, 5/15/17	200	213

Transurban Finance, 4.125%, 2/2/26 (1)	175	181
Union Pacific, 4.00%, 2/1/21	600	659
United Airlines Pass-Through Trust, 4.625%, 3/3/24 (2)	989	982
United Airlines Pass-Through Trust, ETC, 4.75%, 10/11/23	240	240
		9,568
Total Industrial		112,069
UTILITY 2.1%		
Electric 1.9%		
Alabama Power, 5.50%, 10/15/17	100	106
Berkshire Hathaway Energy, 6.125%, 4/1/36 (2)	170	221
Carolina Power & Light, 6.30%, 4/1/38	100	135
CenterPoint Energy Houston Electric, 6.95%, 3/15/33	100	141
CMS Energy, 4.875%, 3/1/44	600	673
Dominion Resources, 2.50%, 12/1/19	160	163
Dominion Resources, 5.20%, 8/15/19 (2)	810	893
Eversource Energy, 1.60%, 1/15/18	185	184
Exelon, 3.40%, 4/15/26 (2)	1,815	1,849
Exelon Generation, 5.20%, 10/1/19 (2)	570	625
FirstEnergy Transmission, 4.35%, 1/15/25 (1)	775	821
Florida Power, 6.35%, 9/15/37 (2)	170	230
Kansas Gas & Electric, 6.70%, 6/15/19 (1)	155	178
Nevada Power, 6.65%, 4/1/36	400	543
Ohio Power, 5.375%, 10/1/21	450	518
Pacific Gas & Electric, 5.625%, 11/30/17	150	160
PacifiCorp, 6.25%, 10/15/37	90	119
PECO Energy, 5.35%, 3/1/18	75	81
PECO Energy, 5.95%, 10/1/36	150	197
PPL WEM Holdings, 3.90%, 5/1/16 (1)	1,000	1,000

PSEG Power, 2.75%, 9/15/16	225	226
Public Service Electric & Gas, 5.70%, 12/1/36	180	229
San Diego Gas & Electric, 6.125%, 9/15/37	170	227
Southern Company, 1.30%, 8/15/17	675	675
Southern Power, 1.85%, 12/1/17 (2)	120	121
Southern Power, 5.15%, 9/15/41 (2)	500	519
Tampa Electric, 6.15%, 5/15/37	700	906
West Penn Power, 5.95%, 12/15/17 (1)	200	213
Xcel Energy, 4.70%, 5/15/20	375	410
		12,363
Natural Gas 0.2%		
AGL Capital, 5.25%, 8/15/19	210	228
Atmos Energy, 8.50%, 3/15/19	105	124
Sempra Energy, 6.50%, 6/1/16 (2)	500	502
Southern California Gas, 5.75%, 11/15/35	140	176
		1,030
Total Utility		13,393
Total Corporate Bonds (Cost $198,805)		207,176
ASSET-BACKED SECURITIES 4.1%		
Car Loan 0.6%		
Ally Master Owner Trust Series 2012-5, Class A 1.54%, 9/15/19	1,355	1,357
AmeriCredit Automobile Receivables Trust Series 2012-4, Class C 1.93%, 8/8/18	318	319
Enterprise Fleet Financing Series 2015-1, Class A3 1.74%, 9/20/20 (1)	925	920

Student Loan 0.1%		
SMB Private Education Loan Trust Series 2015-A, Class A2A 2.49%, 6/15/27 (1)	405	398
		398
Whole Business 0.1%		
Dominos Pizza Master Issuer Series 2012-1A, Class A2 5.216%, 1/25/42 (1)	732	754
		754
Total Asset-Backed Securities (Cost $26,175)		26,291
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 5.4%		
Collateralized Mortgage Obligations 1.4%		
Connecticut Avenue Securities Series 2014-C04, Class 1M1, CMO, ARM 2.389%, 11/25/24	404	407
Connecticut Avenue Securities Series 2014-C04, Class 2M1, CMO, ARM 2.539%, 11/25/24	183	184
Connecticut Avenue Securities Series 2015-C01, Class 1M1, CMO, ARM 1.939%, 2/25/25	86	86
Connecticut Avenue Securities Series 2015-C01, Class 2M1, CMO, ARM 1.939%, 2/25/25	4	4
Connecticut Avenue Securities Series 2016-C03, Class 1M1, CMO, ARM 2.439%, 10/25/28	565	568
Structured Agency Credit Risk Debt Notes Series 2014-HQ2, Class M1, CMO, ARM 1.889%, 9/25/24	516	517

Structured Agency Credit Risk Debt Notes Series 2014-HQ3, Class M1, CMO, ARM 2.089%, 10/25/24	121	121
Structured Agency Credit Risk Debt Notes Series 2015-DN1, Class M2, CMO, ARM 2.839%, 1/25/25	765	777
Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M1, CMO, ARM 1.339%, 10/25/27	559	558
Structured Agency Credit Risk Debt Notes Series 2015-DNA2, Class M2, ARM 3.039%, 12/25/27	1,570	1,580
Structured Agency Credit Risk Debt Notes Series 2015-HQ1, Class M1, CMO, ARM 1.489%, 3/25/25	138	138
Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M1, ARM 1.539%, 5/25/25	363	362
Structured Agency Credit Risk Debt Notes Series 2016-HQA1, Class M2, ARM 3.189%, 9/25/28	445	451
Towd Point Mortgage Trust Series 2015-3, Class A1B, CMO, ARM 3.00%, 3/25/54 (1)	1,006	1,015
Towd Point Mortgage Trust Series 2015-4, Class A1B, CMO, ARM 2.75%, 4/25/55 (1)	861	862
Towd Point Mortgage Trust Series 2016-1, Class A1B, CMO, ARM 2.75%, 2/25/55 (1)	1,019	1,022
		8,652
Commercial Mortgage-Backed Securities 4.0%		
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class A4 5.54%, 9/11/41	250	250
Citigroup Commercial Mortgage Trust Series 2014-GC21, Class AS 4.026%, 5/10/47	890	950

Citigroup Commercial Mortgage Trust Series 2014-GC25, Class A1 1.485%, 10/10/47	263	262
Citigroup Commercial Mortgage Trust Series 2015-GC33, Class A4 3.778%, 9/10/58	440	473
Citigroup Commercial Mortgage Trust Series 2015-GC35, Class A4 3.818%, 11/10/48	1,365	1,474
Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD3, Class A5 5.617%, 10/15/48	416	417
Commercial Mortgage PTC Series 2007-C9, Class A4, ARM 6.006%, 12/10/49	455	472
Commercial Mortgage PTC Series 2014-CR20, Class A1 1.324%, 11/10/47	272	270
Commercial Mortgage PTC Series 2014-LC15, Class B, ARM 4.599%, 4/10/47	765	835
Commercial Mortgage PTC Series 2014-UBS5, Class A1 1.373%, 9/10/47	481	480
Commercial Mortgage PTC Series 2015-LC21, Class A4 3.708%, 7/10/48	1,800	1,931
FREMF Mortgage Trust Series 2014-K41, Class B, ARM 3.961%, 11/25/47 (1)	715	682
FREMF Mortgage Trust Series 2015-K43, Class B, ARM 3.863%, 2/25/48 (1)	525	491
FREMF Mortgage Trust Series 2015-K45, Class B, ARM 3.714%, 4/25/48 (1)	345	319
FREMF Mortgage Trust Series 2015-K47, Class B, ARM 3.724%, 6/25/48 (1)	1,165	1,069

FREMF Mortgage Trust Series 2015-K49, Class B, ARM 3.848%, 10/25/48 (1)	375	343
FREMF Mortgage Trust Series 2015-K718, Class B, ARM 3.669%, 2/25/22 (1)	585	550
FREMF Mortgage Trust Series 2015-K720, Class B, ARM 3.506%, 7/25/22 (1)	1,185	1,104
FREMF Mortgage Trust Series 2016-K52, Class B, ARM 4.055%, 1/25/49 (1)	845	785
GS Mortgage Securities Trust Series 2014-GC24, Class A1 1.509%, 9/10/47	910	909
JPMBB Commercial Mortgage Securities Series 2014-C22, Class A1 1.451%, 9/15/47	338	338
JPMBB Commercial Mortgage Securities Series 2014-C23, Class A1 1.65%, 9/15/47	217	217
JPMBB Commercial Mortgage Securities Series 2014-C24, Class A1 1.539%, 11/15/47	207	206
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB19, Class A4, ARM 5.889%, 2/12/49	534	548
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class AM, ARM 6.249%, 4/15/41	280	277
Merrill Lynch Mortgage Trust Series 2006-C2, Class AM, ARM 5.782%, 8/12/43	1,040	1,044
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18, Class A1 1.686%, 10/15/47	411	412
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class AS, ARM 4.036%, 5/15/48	660	706

Morgan Stanley Capital I Series 2007-IQ15, Class A4, ARM 6.114%, 6/11/49	805	835
Morgan Stanley Capital I Series 2007-T27, Class A4, ARM 5.82%, 6/11/42	3,896	4,053
Morgan Stanley Capital I Series 2008-T29, Class A4, ARM 6.462%, 1/11/43	1,752	1,860
Morgan Stanley Capital I Series 2015-MS1, Class A4 3.779%, 5/15/48	700	756
WF-RBS Commercial Mortgage Trust Series 2014-C22, Class A1 1.479%, 9/15/57	250	250
		25,568
Total Non-U.S. Government Mortgage-Backed Securities (Cost $33,899)		34,220

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 29.0%

U.S. Government Agency Obligations 22.7% (3)

Federal Home Loan Mortgage		
1.749%, 2/25/22	3,008	3,025
1.875%, 4/25/22	3,151	3,174
2.413%, 8/25/47	411	422
2.50%, 5/1/28 - 3/1/43	4,238	4,355
2.777%, 4/25/23	415	434
3.00%, 9/1/28 - 7/1/43	5,277	5,449
3.50%, 9/1/26 - 1/1/44	6,439	6,752
4.00%, 8/1/25 - 8/1/45	5,447	5,830
4.50%, 11/1/18 - 10/1/41	3,627	3,965
5.00%, 10/1/18 - 8/1/40	2,159	2,387
5.50%, 3/1/18 - 12/1/39	431	481

6.00%, 10/1/16 - 8/1/38	371	421
6.50%, 4/1/24 - 1/1/36	187	218
7.00%, 6/1/32	4	4
Federal Home Loan Mortgage, ARM		
2.479%, 7/1/35	71	75
2.543%, 4/1/37	180	190
2.675%, 2/1/37	115	121
2.682%, 2/1/35	150	157
5.832%, 12/1/36	33	34
6.08%, 11/1/36	25	26
Federal Home Loan Mortgage, CMO, 4.00%, 11/15/36	40	43
Federal National Mortgage Assn.		
2.00%, 8/1/28	1,073	1,085
2.50%, 12/1/27 - 5/1/30	3,747	3,870
3.00%, 1/1/27 - 8/1/43	14,103	14,603
3.50%, 11/1/25 - 1/1/46	32,449	34,092
4.00%, 12/1/20 - 1/1/43	11,895	12,743
4.50%, 11/1/18 - 3/1/41	7,608	8,282
5.00%, 10/1/18 - 7/1/41	4,030	4,439
5.50%, 1/1/17 - 2/1/40	3,035	3,437
6.00%, 5/1/21 - 9/1/39	2,960	3,388
6.50%, 9/1/16 - 9/1/38	804	944
7.00%, 2/1/24 - 11/1/36	52	58
7.50%, 10/1/25 - 3/1/31	7	8
Federal National Mortgage Assn., ARM		
2.274%, 7/1/35	59	62
2.499%, 7/1/36 - 9/1/37	175	184
2.756%, 1/1/37	58	60
5.894%, 9/1/36	7	7

Federal National Mortgage Assn., TBA		
2.50%, 1/1/28	2,040	2,096
3.00%, 1/1/43	3,495	3,582
4.00%, 1/1/41	13,565	14,491
		144,994
U.S. Government Obligations 6.3%		
Government National Mortgage Assn.		
2.50%, 12/20/42	1,370	1,390
3.00%, 9/15/42 - 7/20/45	6,164	6,391
3.50%, 9/15/41 - 2/20/46	11,240	11,900
4.00%, 9/20/40 - 12/20/45	6,411	6,883
4.50%, 6/15/39 - 3/20/41	4,042	4,403
5.00%, 9/15/39 - 3/20/41	1,691	1,881
5.50%, 2/20/34 - 2/20/36	559	629
6.00%, 7/15/16 - 4/15/36	69	79
6.50%, 12/20/33	2	2
7.00%, 12/15/28 - 6/15/31	12	14
7.50%, 1/15/22 - 1/15/32	60	63
8.00%, 1/15/26	16	19
Government National Mortgage Assn., TBA, 3.50%, 1/1/42	6,010	6,346
		40,000
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $181,909)		184,994
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 23.4%		
U.S. Government Agency Obligations 0.2% (3)		
Federal National Mortgage Assn., 6.25%, 5/15/29	342	486
Federal National Mortgage Assn., 6.625%, 11/15/30	500	740
		1,226

U.S. Treasury Obligations 23.2%		
U.S. Treasury Bonds, 2.50%, 2/15/45	2,400	2,317
U.S. Treasury Bonds, 2.50%, 2/15/46	2,000	1,930
U.S. Treasury Bonds, 2.75%, 11/15/42	3,000	3,069
U.S. Treasury Bonds, 3.00%, 11/15/44	585	626
U.S. Treasury Bonds, 3.00%, 5/15/45	3,770	4,030
U.S. Treasury Bonds, 3.125%, 11/15/41	6,190	6,826
U.S. Treasury Bonds, 3.125%, 2/15/43	2,180	2,395
U.S. Treasury Bonds, 3.50%, 2/15/39	550	649
U.S. Treasury Bonds, 3.625%, 8/15/43	4,890	5,886
U.S. Treasury Bonds, 3.875%, 8/15/40	2,685	3,341
U.S. Treasury Bonds, 4.375%, 5/15/41	9,200	12,325
U.S. Treasury Bonds, 4.50%, 5/15/38	245	334
U.S. Treasury Bonds, 5.50%, 8/15/28	146	202
U.S. Treasury Bonds, 6.125%, 11/15/27	543	778
U.S. Treasury Bonds, 6.50%, 11/15/26	100	145
U.S. Treasury Bonds, 7.25%, 8/15/22	235	316
U.S. Treasury Bonds, 8.125%, 8/15/19	590	726
U.S. Treasury Bonds, 8.50%, 2/15/20	12	15
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24	2,821	2,840
U.S. Treasury Notes, 0.75%, 4/30/18	3,800	3,798
U.S. Treasury Notes, 1.25%, 10/31/18	5,200	5,250
U.S. Treasury Notes, 1.375%, 9/30/20	5,000	5,030
U.S. Treasury Notes, 1.375%, 4/30/21	4,500	4,520
U.S. Treasury Notes, 1.50%, 5/31/19	1,470	1,494
U.S. Treasury Notes, 1.625%, 11/30/20	8,535	8,683
U.S. Treasury Notes, 1.625%, 11/15/22	500	502
U.S. Treasury Notes, 1.75%, 9/30/19	930	953
U.S. Treasury Notes, 1.75%, 10/31/20	2,845	2,907

U.S. Treasury Notes, 1.75%, 12/31/20	3,685	3,766
U.S. Treasury Notes, 2.00%, 2/15/22	16,880	17,408
U.S. Treasury Notes, 2.00%, 2/15/23	200	205
U.S. Treasury Notes, 2.00%, 8/15/25	9,000	9,152
U.S. Treasury Notes, 2.125%, 8/15/21	2,205	2,291
U.S. Treasury Notes, 2.125%, 5/15/25	1,075	1,105
U.S. Treasury Notes, 2.25%, 11/15/24	5,715	5,942
U.S. Treasury Notes, 2.25%, 11/15/25	1,970	2,044
U.S. Treasury Notes, 2.50%, 8/15/23	2,000	2,122
U.S. Treasury Notes, 2.625%, 8/15/20	1,000	1,059
U.S. Treasury Notes, 2.75%, 2/15/19	1,400	1,472
U.S. Treasury Notes, 2.75%, 2/15/24	5,955	6,426
U.S. Treasury Notes, 3.125%, 5/15/19	7,670	8,175
U.S. Treasury Notes, 3.625%, 2/15/20	1,875	2,051
U.S. Treasury Notes, 3.625%, 2/15/21	2,135	2,367
		147,472
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $139,001)		148,698

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 2.7%

Government Guaranteed 0.1%

KfW, 4.00%, 1/27/20	525	576
KfW, 4.875%, 1/17/17	300	309
		885

Local Authorities 0.5%

Province of New Brunswick, 2.75%, 6/15/18	1,000	1,028
Province of New Brunswick, 5.20%, 2/21/17	400	413
Province of Quebec, 2.75%, 8/25/21	1,350	1,402

Province of Quebec, 4.625%, 5/14/18 (2)	140	150
Province of Quebec, 7.50%, 9/15/29	104	153
		3,146
Owned No Guarantee 1.0%		
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1)	295	314
CNOOC Finance 2013, 3.00%, 5/9/23 (2)	870	846
Ecopetrol, 4.125%, 1/16/25	510	447
Ecopetrol, 4.25%, 9/18/18	470	483
Ecopetrol, 5.875%, 5/28/45	375	307
Pertamina, 4.30%, 5/20/23 (1)	650	649
Perusahaan Gas Negara, 5.125%, 5/16/24 (1)	405	419
Petroleos Mexicanos, 5.50%, 6/27/44	1,025	907
Petroleos Mexicanos, 6.00%, 3/5/20	1,350	1,439
Petroleos Mexicanos, 6.375%, 2/4/21 (1)	265	287
Swedish Export Credit, 5.125%, 3/1/17	200	207
		6,305
Sovereign 1.0%		
Government of Bermuda, 4.138%, 1/3/23 (1)	660	675
Government of Bermuda, 5.603%, 7/20/20 (1)	300	333
Republic of Colombia, 4.00%, 2/26/24	260	262
Republic of Iceland, 4.875%, 6/16/16 (1)	242	243
Republic of Indonesia, 4.875%, 5/5/21	700	760
Republic of Poland, 3.25%, 4/6/26	845	846
Republic of Romania, 4.875%, 1/22/24 (1)	78	85
Republic of Slovenia, 5.85%, 5/10/23 (1)	900	1,041
Republic of South Africa, 5.50%, 3/9/20	1,010	1,076
United Mexican States, 4.125%, 1/21/26 (2)	705	742
United Mexican States, 8.00%, 9/24/22	300	386

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($000s)

	6 Months Ended 4/30/16	Year Ended 10/31/15
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 8,070	$ 15,454
Net realized gain (loss)	(700)	2,482
Change in net unrealized gain / loss	8,893	(7,370)
Increase in net assets from operations	16,263	10,566
Distributions to shareholders		
Net investment income	(8,682)	(17,011)
Net realized gain	(543)	(1,072)
Decrease in net assets from distributions	(9,225)	(18,083)
Capital share transactions*		
Shares sold	98,926	168,635
Distributions reinvested	8,653	16,910
Shares redeemed	(71,044)	(214,876)
Redemption fees received	13	26
Increase (decrease) in net assets from capital share transactions	36,548	(29,305)
Net Assets		
Increase (decrease) during period	43,586	(36,822)
Beginning of period	593,379	630,201
End of period	**$ 636,965**	**$ 593,379**
Undistributed (overdistributed) net investment income	(612)	–
*Share information		
Shares sold	8,970	15,100
Distributions reinvested	784	1,515
Shares redeemed	(6,462)	(19,261)
Increase (decrease) in shares outstanding	3,292	(2,646)

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund incepted on November 30, 2000. The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market, as represented by the Barclays Capital U.S. Aggregate Bond Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions, if any, are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Income distributions are declared daily and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Guidance In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2016:

There were no material transfers between Levels 1 and 2 during the six months ended April 30, 2016.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase and Sale Commitments The fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of April 30, 2016, no collateral was pledged by the fund or counterparties for TBAs.

Dollar Rolls The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

Securities Lending The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2016, the value of loaned securities was $17,061,000; the value of cash collateral and related investments was $17,554,000.

Mortgage-Backed Securities The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $48,915,000 and $28,338,000, respectively, for the six months ended April 30, 2016. Purchases and sales of U.S. government securities aggregated $260,067,000 and $244,488,000, respectively, for the six months ended April 30, 2016.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At April 30, 2016, the cost of investments for federal income tax purposes was $663,206,000. Net unrealized gain aggregated $24,822,000 at period-end, of which $26,596,000 related to appreciated investments and $1,774,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.30% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses. Interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At April 30, 2016, approximately 10% of the outstanding shares of the fund were held by college savings plans.

In addition, other mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price funds and accounts) may invest in the fund; however, no Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2016, approximately 2% of the fund’s outstanding shares were held by Price funds and accounts.

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2016, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On March 11, 2016, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-, 5-, and 10-year periods, and compared these returns with a wide variety of previously agreed-upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing T. Rowe Price mutual funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. The Board noted that, under the Advisory Contract, the fund pays the Advisor a single fee, or all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Advisor to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Board concluded that, based on the profitability data it reviewed and consistent with this all-inclusive management fee structure, the Advisory Contract provided for a reasonable sharing of any benefits from economies of scale with the fund.

Fees
The Board was provided with information regarding industry trends in management fees and expenses, and the Board reviewed the fund’s management fee rate and total expense ratio in comparison with fees and expenses of other comparable funds based on information and data supplied by Lipper. For these purposes, the Board assumed that the fund’s management fee rate was equal to the all-inclusive management fee rate less the fund’s actual operating expenses, and the total expense ratio was equal to the all-inclusive management fee rate. The information provided to the Board indicated that the fund’s management fee rate was at or below the median for comparable funds and the fund’s total expense ratio was above the median for comparable funds.

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business, and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account, and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price mutual funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder). The independent directors were advised throughout the process by independent legal counsel.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 16, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 16, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date June 16, 2016